American Funds Target Date Retirement Series®
American Funds 2070
Target Date Retirement Fund
Investment portfolio
July 31, 2025
unaudited
Fund investments Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	329,156	$23,134
SMALLCAP World Fund, Inc., Class R-6	307,785	23,133
New World Fund, Inc., Class R-6	209,372	18,507
AMCAP Fund, Class R-6	347,939	16,207
The Growth Fund of America, Class R-6	192,615	16,199
The New Economy Fund, Class R-6	166,735	11,575
EUPAC Fund, Class R-6	77,275	4,626
		113,381
Growth-and-income funds 37%
Fundamental Investors, Class R-6	232,752	20,820
Capital World Growth and Income Fund, Class R-6	260,323	18,506
Washington Mutual Investors Fund, Class R-6	286,653	18,506
The Investment Company of America, Class R-6	252,149	16,193
American Mutual Fund, Class R-6	192,292	11,566
		85,591
Balanced funds 8%
American Balanced Fund, Class R-6	374,607	13,879
American Funds Global Balanced Fund, Class R-6	116,344	4,626
		18,505
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	969,002	11,570
American Funds Emerging Markets Bond Fund, Class R-6	292,673	2,315
		13,885
Total investment securities 100% (cost: $216,520,000)		231,362
Other assets less liabilities 0%		(50)
Net assets 100%		$231,312
American Funds Target Date Retirement Series — Page 1 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$2,557	$18,774	$76	$(3)	$1,882	$23,134	$41	$204
SMALLCAP World Fund, Inc., Class R-6	2,557	19,166	41	(3)	1,454	23,133	51	—
New World Fund, Inc., Class R-6	1,789	15,380	91	(4)	1,433	18,507	47	103
AMCAP Fund, Class R-6	1,789	13,499	29	(2)	950	16,207	20	705
The Growth Fund of America, Class R-6	1,790	12,870	30	(2)	1,571	16,199	22	261
The New Economy Fund, Class R-6	1,278	9,289	17	(1)	1,026	11,575	3	205
EUPAC Fund, Class R-6(b)	511	3,944	24	(1)	196	4,626	10	128
						113,381
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,301	17,072	58	(3)	1,508	20,820	94	646
Capital World Growth and Income Fund, Class R-6	2,109	15,257	72	(4)	1,216	18,506	138	220
Washington Mutual Investors Fund, Class R-6	2,045	16,017	62	(1)	507	18,506	107	765
The Investment Company of America, Class R-6	1,789	13,170	54	(4)	1,292	16,193	76	363
American Mutual Fund, Class R-6	1,278	9,757	36	(3)	570	11,566	79	104
						85,591
Balanced funds 8%
American Balanced Fund, Class R-6	1,532	11,733	53	(3)	670	13,879	96	188
American Funds Global Balanced Fund, Class R-6	765	3,962	282	(6)	187	4,626	49	34
						18,505
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,288	10,386	154	(3)	53	11,570	190	—
American Funds Emerging Markets Bond Fund, Class R-6	194	2,083	16	(1)	55	2,315	58	—
						13,885
Total 100%				$(44)	$14,570	$231,362	$1,081	$3,926

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	This fund changed its name during the reporting period.
American Funds Target Date Retirement Series — Page 2 of 27

American Funds 2065
Target Date Retirement Fund
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	7,463,495	$524,535
SMALLCAP World Fund, Inc., Class R-6	6,978,318	524,490
New World Fund, Inc., Class R-6	4,744,106	419,332
The Growth Fund of America, Class R-6	4,392,496	369,409
AMCAP Fund, Class R-6	7,926,052	369,196
The New Economy Fund, Class R-6	3,799,243	263,743
EUPAC Fund, Class R-6	1,736,704	103,976
		2,574,681
Growth-and-income funds 37%
Fundamental Investors, Class R-6	5,303,601	474,407
Capital World Growth and Income Fund, Class R-6	5,903,343	419,669
Washington Mutual Investors Fund, Class R-6	6,500,444	419,669
The Investment Company of America, Class R-6	5,721,179	367,414
American Mutual Fund, Class R-6	4,354,621	261,930
		1,943,089
Balanced funds 8%
American Balanced Fund, Class R-6	8,548,015	316,704
American Funds Global Balanced Fund, Class R-6	2,639,767	104,957
		421,661
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	22,291,110	266,156
American Funds Emerging Markets Bond Fund, Class R-6	6,699,496	52,993
		319,149
Total investment securities 100% (cost: $4,557,908,000)		5,258,580
Other assets less liabilities 0%		(733)
Net assets 100%		$5,257,847
American Funds Target Date Retirement Series — Page 3 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$365,598	$124,399	$10,200	$505	$44,233	$524,535	$3,341	$16,500
SMALLCAP World Fund, Inc., Class R-6	365,915	139,561	8,907	(684)	28,605	524,490	3,803	—
New World Fund, Inc., Class R-6	255,808	141,461	9,287	252	31,098	419,332	3,835	8,343
The Growth Fund of America, Class R-6	255,808	95,224	14,239	431	32,185	369,409	1,788	20,985
AMCAP Fund, Class R-6	255,808	104,594	7,504	447	15,851	369,196	1,636	28,593
The New Economy Fund, Class R-6	182,615	69,634	5,724	331	16,887	263,743	252	16,673
EUPAC Fund, Class R-6(b)	72,887	28,116	931	146	3,758	103,976	824	5,094
						2,574,681
Growth-and-income funds 37%
Fundamental Investors, Class R-6	328,502	129,599	11,306	900	26,712	474,407	4,188	32,644
Capital World Growth and Income Fund, Class R-6	301,055	106,535	11,351	661	22,769	419,669	5,489	17,755
Washington Mutual Investors Fund, Class R-6	292,363	128,460	9,197	722	7,321	419,669	4,328	28,708
The Investment Company of America, Class R-6	255,508	95,473	8,534	775	24,192	367,414	3,002	22,885
American Mutual Fund, Class R-6	183,595	76,112	6,663	429	8,457	261,930	3,259	8,357
						1,943,089
Balanced funds 8%
American Balanced Fund, Class R-6	220,168	90,747	5,187	362	10,614	316,704	4,798	12,821
American Funds Global Balanced Fund, Class R-6	110,208	30,674	38,608	1,434	1,249	104,957	1,733	2,686
						421,661
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	185,859	95,544	16,477	(1,324)	2,554	266,156	7,424	—
American Funds Emerging Markets Bond Fund, Class R-6	27,982	24,795	894	4	1,106	52,993	2,219	—
						319,149
Total 100%				$5,391	$277,591	$5,258,580	$51,919	$222,044

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	This fund changed its name during the reporting period.
American Funds Target Date Retirement Series — Page 4 of 27

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	24,100,786	$1,693,803
SMALLCAP World Fund, Inc., Class R-6	22,439,872	1,686,581
New World Fund, Inc., Class R-6	15,519,132	1,371,736
AMCAP Fund, Class R-6	26,151,563	1,218,140
The Growth Fund of America, Class R-6	14,425,844	1,213,214
The New Economy Fund, Class R-6	12,485,397	866,736
EUPAC Fund, Class R-6	5,662,271	339,000
American Funds Global Insight Fund, Class R-6	1,839,670	48,806
		8,438,016
Growth-and-income funds 37%
Fundamental Investors, Class R-6	17,404,952	1,556,873
Washington Mutual Investors Fund, Class R-6	21,316,824	1,376,214
Capital World Growth and Income Fund, Class R-6	19,246,825	1,368,257
The Investment Company of America, Class R-6	18,432,639	1,183,744
American Mutual Fund, Class R-6	14,750,399	887,236
		6,372,324
Balanced funds 8%
American Balanced Fund, Class R-6	28,099,214	1,041,076
American Funds Global Balanced Fund, Class R-6	8,663,274	344,452
		1,385,528
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	73,276,783	874,925
American Funds Emerging Markets Bond Fund, Class R-6	22,020,981	174,186
		1,049,111
Total investment securities 100% (cost: $14,256,096,000)		17,244,979
Other assets less liabilities 0%		(2,028)
Net assets 100%		$17,242,951
American Funds Target Date Retirement Series — Page 5 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$1,426,736	$172,707	$50,754	$10,391	$134,723	$1,693,803	$12,759	$63,016
SMALLCAP World Fund, Inc., Class R-6	1,426,734	237,756	66,076	9,706	78,461	1,686,581	14,242	—
New World Fund, Inc., Class R-6	997,527	326,796	53,074	1,356	99,131	1,371,736	14,520	31,586
AMCAP Fund, Class R-6	997,527	208,361	37,417	7,670	41,999	1,218,140	6,279	103,262
The Growth Fund of America, Class R-6	1,011,384	191,898	96,268	13,538	92,662	1,213,214	6,870	80,642
The New Economy Fund, Class R-6	714,475	133,066	33,047	6,212	46,030	866,736	969	64,087
EUPAC Fund, Class R-6(b)	282,180	53,595	9,235	668	11,792	339,000	3,096	18,183
American Funds Global Insight Fund, Class R-6	—	45,938	296	14	3,150	48,806	—	—
						8,438,016
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,285,448	253,610	68,823	11,803	74,835	1,556,873	15,128	120,279
Washington Mutual Investors Fund, Class R-6	1,143,256	242,591	33,739	9,410	14,696	1,376,214	15,440	101,923
Capital World Growth and Income Fund, Class R-6	1,177,132	162,083	45,452	8,050	66,444	1,368,257	19,586	67,625
The Investment Company of America, Class R-6	999,549	174,695	67,371	12,556	64,315	1,183,744	10,592	85,737
American Mutual Fund, Class R-6	716,642	168,106	24,545	5,189	21,844	887,236	11,814	31,797
						6,372,324
Balanced funds 8%
American Balanced Fund, Class R-6	861,930	173,634	28,032	4,467	29,077	1,041,076	17,544	47,969
American Funds Global Balanced Fund, Class R-6	430,314	66,096	159,614	11,109	(3,453)	344,452	6,130	10,228
						1,385,528
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	726,850	271,592	127,986	(13,506)	17,975	874,925	26,237	—
American Funds Emerging Markets Bond Fund, Class R-6	109,249	76,303	14,822	(322)	3,778	174,186	7,824	—
						1,049,111
Total 100%				$98,311	$797,459	$17,244,979	$189,030	$826,334

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	This fund changed its name during the reporting period.
American Funds Target Date Retirement Series — Page 6 of 27

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 48%	Shares	Value (000)
New Perspective Fund, Class R-6	34,802,275	$2,445,904
SMALLCAP World Fund, Inc., Class R-6	32,036,144	2,407,836
New World Fund, Inc., Class R-6	23,633,887	2,088,999
AMCAP Fund, Class R-6	41,846,518	1,949,211
The Growth Fund of America, Class R-6	23,080,409	1,941,062
The New Economy Fund, Class R-6	19,395,304	1,346,422
American Funds Global Insight Fund, Class R-6	21,124,374	560,430
EUPAC Fund, Class R-6	8,888,003	532,125
		13,271,989
Growth-and-income funds 37%
Fundamental Investors, Class R-6	27,506,417	2,460,449
Capital World Growth and Income Fund, Class R-6	30,471,260	2,166,202
Washington Mutual Investors Fund, Class R-6	33,300,468	2,149,878
The Investment Company of America, Class R-6	25,547,727	1,640,675
American Mutual Fund, Class R-6	26,869,746	1,616,215
		10,033,419
Equity-income funds 1%
The Income Fund of America, Class R-6	2,937,196	78,042
Capital Income Builder, Class R-6	1,021,201	77,938
		155,980
Balanced funds 8%
American Balanced Fund, Class R-6	45,375,850	1,681,175
American Funds Global Balanced Fund, Class R-6	13,636,210	542,176
		2,223,351
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	115,214,974	1,375,667
American Funds Emerging Markets Bond Fund, Class R-6	33,973,644	268,731
		1,644,398
Total investment securities 100% (cost: $21,895,591,000)		27,329,137
Other assets less liabilities 0%		(3,001)
Net assets 100%		$27,326,136
American Funds Target Date Retirement Series — Page 7 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
New Perspective Fund, Class R-6	$2,117,798	$206,548	$88,757	$12,938	$197,377	$2,445,904	$18,935	$93,516
SMALLCAP World Fund, Inc., Class R-6	2,117,798	290,003	126,347	(477)	126,859	2,407,836	20,801	—
New World Fund, Inc., Class R-6	1,646,639	432,785	143,474	(5,145)	158,194	2,088,999	23,759	51,683
AMCAP Fund, Class R-6	1,651,871	289,397	69,918	11,713	66,148	1,949,211	10,347	168,100
The Growth Fund of America, Class R-6	1,691,807	271,296	191,049	24,926	144,082	1,941,062	11,300	132,646
The New Economy Fund, Class R-6	1,195,319	166,676	93,160	10,852	66,735	1,346,422	1,599	105,783
American Funds Global Insight Fund, Class R-6	460,084	49,509	7,277	2,255	55,859	560,430	5,990	—
EUPAC Fund, Class R-6(b)	460,084	76,503	24,234	(2,097)	21,869	532,125	5,110	29,550
						13,271,989
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,134,653	321,073	129,897	19,303	115,317	2,460,449	24,542	196,178
Capital World Growth and Income Fund, Class R-6	1,937,747	184,953	72,226	11,279	104,449	2,166,202	31,724	111,104
Washington Mutual Investors Fund, Class R-6	1,896,422	274,530	56,518	14,022	21,422	2,149,878	24,950	163,540
The Investment Company of America, Class R-6	1,425,206	191,606	82,340	17,190	89,013	1,640,675	14,759	120,441
American Mutual Fund, Class R-6	1,421,525	195,956	47,704	8,891	37,547	1,616,215	22,818	62,442
						10,033,419
Equity-income funds 1%
The Income Fund of America, Class R-6	—	75,411	354	15	2,970	78,042	524	—
Capital Income Builder, Class R-6	—	74,467	398	18	3,851	77,938	509	—
						155,980
Balanced funds 8%
American Balanced Fund, Class R-6	1,426,391	240,572	39,677	5,405	48,484	1,681,175	28,692	78,570
American Funds Global Balanced Fund, Class R-6	713,661	65,918	249,594	22,254	(10,063)	542,176	9,854	16,734
						2,223,351
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,203,713	368,453	203,856	(22,067)	29,424	1,375,667	42,303	—
American Funds Emerging Markets Bond Fund, Class R-6	180,912	104,124	21,661	(398)	5,754	268,731	12,582	—
						1,644,398
Total 100%				$130,877	$1,285,291	$27,329,137	$311,098	$1,330,287

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	This fund changed its name during the reporting period.
American Funds Target Date Retirement Series — Page 8 of 27

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 46%	Shares	Value (000)
New Perspective Fund, Class R-6	47,209,268	$3,317,867
SMALLCAP World Fund, Inc., Class R-6	39,567,444	2,973,889
AMCAP Fund, Class R-6	58,063,622	2,704,604
The Growth Fund of America, Class R-6	32,046,850	2,695,140
New World Fund, Inc., Class R-6	25,445,933	2,249,166
The New Economy Fund, Class R-6	22,113,542	1,535,122
American Funds Global Insight Fund, Class R-6	43,926,738	1,165,376
EUPAC Fund, Class R-6	12,437,158	744,613
		17,385,777
Growth-and-income funds 35%
Fundamental Investors, Class R-6	34,304,352	3,068,524
Washington Mutual Investors Fund, Class R-6	46,179,764	2,981,366
Capital World Growth and Income Fund, Class R-6	37,529,806	2,667,994
American Mutual Fund, Class R-6	43,578,842	2,621,268
The Investment Company of America, Class R-6	29,200,424	1,875,251
		13,214,403
Equity-income funds 4%
The Income Fund of America, Class R-6	31,698,011	842,216
Capital Income Builder, Class R-6	10,278,510	784,456
		1,626,672
Balanced funds 9%
American Balanced Fund, Class R-6	72,584,297	2,689,248
American Funds Global Balanced Fund, Class R-6	18,391,999	731,266
		3,420,514
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	157,684,382	1,882,751
American Funds Emerging Markets Bond Fund, Class R-6	45,000,840	355,957
		2,238,708
Total investment securities 100% (cost: $29,700,009,000)		37,886,074
Other assets less liabilities 0%		(4,656)
Net assets 100%		$37,881,418
American Funds Target Date Retirement Series — Page 9 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
New Perspective Fund, Class R-6	$2,999,326	$212,226	$174,381	$22,691	$258,005	$3,317,867	$26,828	$132,501
SMALLCAP World Fund, Inc., Class R-6	2,671,880	299,646	152,856	8,601	146,618	2,973,889	26,037	—
AMCAP Fund, Class R-6	2,356,733	383,774	143,494	17,102	90,489	2,704,604	14,683	236,493
The Growth Fund of America, Class R-6	2,406,393	370,604	316,618	45,888	188,873	2,695,140	16,018	188,027
New World Fund, Inc., Class R-6	1,812,431	407,585	137,689	2,145	164,694	2,249,166	25,178	54,769
The New Economy Fund, Class R-6	1,376,896	183,724	116,326	20,447	70,381	1,535,122	1,812	119,912
American Funds Global Insight Fund, Class R-6	981,942	87,775	25,326	5,374	115,611	1,165,376	12,730	—
EUPAC Fund, Class R-6(b)	649,443	106,578	38,605	(3,660)	30,857	744,613	7,239	41,615
						17,385,777
Growth-and-income funds 35%
Fundamental Investors, Class R-6	2,690,119	378,213	167,137	27,846	139,483	3,068,524	30,727	246,216
Washington Mutual Investors Fund, Class R-6	2,698,484	312,474	78,621	22,565	26,464	2,981,366	34,857	228,405
Capital World Growth and Income Fund, Class R-6	2,434,924	218,836	129,292	18,660	124,866	2,667,994	39,260	137,500
American Mutual Fund, Class R-6	2,361,843	239,099	53,751	19,976	54,101	2,621,268	37,211	102,581
The Investment Company of America, Class R-6	1,687,284	191,558	122,156	26,028	92,537	1,875,251	17,189	141,477
						13,214,403
Equity-income funds 4%
The Income Fund of America, Class R-6	670,751	175,573	31,588	1,549	25,931	842,216	24,637	14,849
Capital Income Builder, Class R-6	669,961	105,359	33,016	1,878	40,274	784,456	20,195	15,742
						1,626,672
Balanced funds 9%
American Balanced Fund, Class R-6	2,304,492	357,389	56,863	10,758	73,472	2,689,248	46,953	129,096
American Funds Global Balanced Fund, Class R-6	898,916	58,847	243,533	25,883	(8,847)	731,266	13,708	23,562
						3,420,514
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,701,424	431,229	259,850	(35,138)	45,086	1,882,751	59,080	—
American Funds Emerging Markets Bond Fund, Class R-6	249,818	127,181	28,464	(533)	7,955	355,957	17,527	—
						2,238,708
Total 100%				$238,060	$1,686,850	$37,886,074	$471,869	$1,812,745

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	This fund changed its name during the reporting period.
American Funds Target Date Retirement Series — Page 10 of 27

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 43%	Shares	Value (000)
AMCAP Fund, Class R-6	63,931,041	$2,977,908
The Growth Fund of America, Class R-6	35,391,348	2,976,412
New Perspective Fund, Class R-6	41,774,404	2,935,905
SMALLCAP World Fund, Inc., Class R-6	38,052,663	2,860,038
New World Fund, Inc., Class R-6	26,890,409	2,376,843
The New Economy Fund, Class R-6	24,421,206	1,695,320
American Funds Global Insight Fund, Class R-6	62,703,466	1,663,523
EUPAC Fund, Class R-6	12,014,022	719,280
		18,205,229
Growth-and-income funds 33%
Fundamental Investors, Class R-6	37,522,161	3,356,357
Capital World Growth and Income Fund, Class R-6	41,674,454	2,962,637
American Mutual Fund, Class R-6	48,131,731	2,895,124
Washington Mutual Investors Fund, Class R-6	44,672,722	2,884,071
The Investment Company of America, Class R-6	27,156,193	1,743,971
International Growth and Income Fund, Class R-6	1,545,099	65,512
		13,907,672
Equity-income funds 7%
The Income Fund of America, Class R-6	60,979,101	1,620,215
Capital Income Builder, Class R-6	16,177,534	1,234,669
		2,854,884
Balanced funds 10%
American Balanced Fund, Class R-6	89,838,658	3,328,522
American Funds Global Balanced Fund, Class R-6	20,971,847	833,841
		4,162,363
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	173,755,640	2,074,642
American Funds Emerging Markets Bond Fund, Class R-6	52,119,266	412,264
American Funds Multi-Sector Income Fund, Class R-6	9,519,753	89,771
Capital World Bond Fund, Class R-6	5,474,904	89,132
American Funds Inflation Linked Bond Fund, Class R-6	9,286,258	89,055
		2,754,864
Total investment securities 100% (cost: $32,771,348,000)		41,885,012
Other assets less liabilities 0%		(5,399)
Net assets 100%		$41,879,613
American Funds Target Date Retirement Series — Page 11 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
AMCAP Fund, Class R-6	$2,625,197	$417,639	$182,398	$27,580	$89,890	$2,977,908	$16,309	$262,492
The Growth Fund of America, Class R-6	2,678,671	406,965	368,948	62,474	197,250	2,976,412	17,809	209,051
New Perspective Fund, Class R-6	2,629,133	179,050	123,609	28,851	222,480	2,935,905	23,226	114,710
SMALLCAP World Fund, Inc., Class R-6	2,604,654	271,850	166,639	3,189	146,984	2,860,038	25,270	—
New World Fund, Inc., Class R-6	1,924,741	502,293	227,081	13,061	163,829	2,376,843	28,070	61,061
The New Economy Fund, Class R-6	1,513,966	193,549	109,367	24,065	73,107	1,695,320	2,016	133,384
American Funds Global Insight Fund, Class R-6	1,456,669	100,874	67,786	12,205	161,561	1,663,523	18,890	—
EUPAC Fund, Class R-6(b)	723,439	96,076	126,267	(6,656)	32,688	719,280	8,057	44,016
						18,205,229
Growth-and-income funds 33%
Fundamental Investors, Class R-6	3,002,929	377,989	206,944	37,897	144,486	3,356,357	33,971	273,064
Capital World Growth and Income Fund, Class R-6	2,691,209	237,012	123,603	23,370	134,649	2,962,637	43,489	152,897
American Mutual Fund, Class R-6	2,637,426	248,345	72,788	28,143	53,998	2,895,124	41,137	113,571
Washington Mutual Investors Fund, Class R-6	2,635,766	279,565	79,519	29,507	18,752	2,884,071	33,706	221,015
The Investment Company of America, Class R-6	1,511,890	190,588	70,018	22,299	89,212	1,743,971	15,403	126,186
International Growth and Income Fund, Class R-6	—	58,490	743	67	7,698	65,512	959	—
						13,907,672
Equity-income funds 7%
The Income Fund of America, Class R-6	1,498,815	155,507	87,343	4,532	48,704	1,620,215	53,479	33,196
Capital Income Builder, Class R-6	1,120,224	113,968	65,781	4,380	61,878	1,234,669	33,178	26,342
						2,854,884
Balanced funds 10%
American Balanced Fund, Class R-6	3,002,424	294,384	73,062	18,932	85,844	3,328,522	59,275	163,712
American Funds Global Balanced Fund, Class R-6	1,021,174	75,343	283,106	29,228	(8,798)	833,841	15,384	26,212
						4,162,363
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	1,891,882	390,893	219,396	(19,622)	30,885	2,074,642	66,031	—
American Funds Emerging Markets Bond Fund, Class R-6	275,556	136,682	8,781	136	8,671	412,264	19,640	—
American Funds Multi-Sector Income Fund, Class R-6	—	89,626	721	10	856	89,771	1,662	—
Capital World Bond Fund, Class R-6	—	88,467	728	27	1,366	89,132	892	—
American Funds Inflation Linked Bond Fund, Class R-6	—	87,741	724	19	2,019	89,055	—	—
						2,754,864
Total 100%				$343,694	$1,768,009	$41,885,012	$557,853	$1,960,909

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	This fund changed its name during the reporting period.
American Funds Target Date Retirement Series — Page 12 of 27

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 38%	Shares	Value (000)
AMCAP Fund, Class R-6	72,998,400	$3,400,265
The Growth Fund of America, Class R-6	40,410,590	3,398,531
New Perspective Fund, Class R-6	44,892,635	3,155,054
SMALLCAP World Fund, Inc., Class R-6	37,223,958	2,797,753
American Funds Global Insight Fund, Class R-6	73,128,985	1,940,112
The New Economy Fund, Class R-6	24,902,387	1,728,724
New World Fund, Inc., Class R-6	19,217,115	1,698,601
		18,119,040
Growth-and-income funds 33%
Fundamental Investors, Class R-6	38,452,722	3,439,596
Capital World Growth and Income Fund, Class R-6	48,090,265	3,418,737
American Mutual Fund, Class R-6	55,624,541	3,345,816
Washington Mutual Investors Fund, Class R-6	44,452,820	2,869,874
The Investment Company of America, Class R-6	31,210,736	2,004,353
International Growth and Income Fund, Class R-6	23,704,095	1,005,054
		16,083,430
Equity-income funds 7%
The Income Fund of America, Class R-6	70,376,538	1,869,905
Capital Income Builder, Class R-6	19,296,571	1,472,714
		3,342,619
Balanced funds 10%
American Balanced Fund, Class R-6	104,074,253	3,855,951
American Funds Global Balanced Fund, Class R-6	25,856,045	1,028,036
		4,883,987
Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	194,842,179	2,326,416
American Funds Inflation Linked Bond Fund, Class R-6	112,279,999	1,076,765
American Funds Multi-Sector Income Fund, Class R-6	102,106,566	962,865
Capital World Bond Fund, Class R-6	57,943,318	943,317
American Funds Mortgage Fund, Class R-6	29,481,402	257,962
Intermediate Bond Fund of America, Class R-6	8,920,792	112,224
American Funds Strategic Bond Fund, Class R-6	4,464,008	41,292
		5,720,841
Total investment securities 100% (cost: $37,485,746,000)		48,149,917
Other assets less liabilities 0%		(6,326)
Net assets 100%		$48,143,591
American Funds Target Date Retirement Series — Page 13 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
AMCAP Fund, Class R-6	$3,106,602	$400,199	$238,950	$44,719	$87,695	$3,400,265	$19,191	$304,729
The Growth Fund of America, Class R-6	3,145,195	380,316	418,032	95,735	195,317	3,398,531	20,978	246,247
New Perspective Fund, Class R-6	3,069,329	194,952	378,186	51,138	217,821	3,155,054	27,387	135,258
SMALLCAP World Fund, Inc., Class R-6	2,635,556	177,907	158,851	30,205	112,936	2,797,753	25,607	—
American Funds Global Insight Fund, Class R-6	1,736,878	71,586	69,640	15,405	185,883	1,940,112	22,333	—
The New Economy Fund, Class R-6	1,781,694	159,960	301,544	35,201	53,413	1,728,724	2,382	157,578
New World Fund, Inc., Class R-6	1,543,055	345,236	312,892	17,444	105,758	1,698,601	22,082	48,036
EUPAC Fund, Class R-6(b)(c)	57,501	—	56,904	16,348	(16,945)	—	—	—
						18,119,040
Growth-and-income funds 33%
Fundamental Investors, Class R-6	3,136,503	335,994	212,642	52,441	127,300	3,439,596	34,847	280,687
Capital World Growth and Income Fund, Class R-6	3,096,728	256,977	116,441	36,662	144,811	3,418,737	50,876	180,551
American Mutual Fund, Class R-6	3,134,480	236,536	118,794	49,740	43,854	3,345,816	47,935	134,055
Washington Mutual Investors Fund, Class R-6	2,695,300	258,635	132,171	45,193	2,917	2,869,874	33,759	221,622
The Investment Company of America, Class R-6	1,805,467	178,915	103,941	34,968	88,944	2,004,353	17,966	148,634
International Growth and Income Fund, Class R-6	804,941	133,259	53,992	8,653	112,193	1,005,054	20,579	6,535
						16,083,430
Equity-income funds 7%
The Income Fund of America, Class R-6	1,790,558	139,018	121,340	8,225	53,444	1,869,905	62,379	38,935
Capital Income Builder, Class R-6	1,337,633	95,985	40,048	8,356	70,788	1,472,714	39,000	31,007
						3,342,619
Balanced funds 10%
American Balanced Fund, Class R-6	3,570,789	293,928	128,701	31,451	88,484	3,855,951	69,430	192,852
American Funds Global Balanced Fund, Class R-6	1,166,840	143,500	308,550	39,995	(13,749)	1,028,036	18,732	30,826
						4,883,987
Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	2,243,955	422,584	352,722	(24,479)	37,078	2,326,416	75,974	—
American Funds Inflation Linked Bond Fund, Class R-6	953,453	222,695	115,042	(5,441)	21,100	1,076,765	20,379	—
American Funds Multi-Sector Income Fund, Class R-6	893,757	111,528	43,691	1,721	(450)	962,865	45,258	—
Capital World Bond Fund, Class R-6	708,820	269,077	43,933	347	9,006	943,317	27,416	—
American Funds Mortgage Fund, Class R-6	—	258,999	3,059	86	1,936	257,962	3,928	—
Intermediate Bond Fund of America, Class R-6	—	113,027	1,741	30	908	112,224	1,730	—
American Funds Strategic Bond Fund, Class R-6(d)	—	41,243	1,089	40	1,098	41,292	807	—
						5,720,841
Total 100%				$594,183	$1,731,540	$48,149,917	$710,955	$2,157,552

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	This fund changed its name during the reporting period.
(c)	Affiliated issuer during the reporting period but no longer held at 7/31/2025.
(d)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 14 of 27

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 23%	Shares	Value (000)
AMCAP Fund, Class R-6	68,583,025	$3,194,597
The Growth Fund of America, Class R-6	36,118,609	3,037,575
American Funds Global Insight Fund, Class R-6	77,112,318	2,045,790
SMALLCAP World Fund, Inc., Class R-6	26,167,788	1,966,771
New Perspective Fund, Class R-6	21,944,955	1,542,292
The New Economy Fund, Class R-6	262,965	18,255
New World Fund, Inc., Class R-6	194,005	17,148
		11,822,428
Growth-and-income funds 31%
American Mutual Fund, Class R-6	61,026,862	3,670,766
Capital World Growth and Income Fund, Class R-6	51,401,518	3,654,134
Fundamental Investors, Class R-6	33,222,623	2,971,763
Washington Mutual Investors Fund, Class R-6	41,166,862	2,657,733
The Investment Company of America, Class R-6	32,393,573	2,080,315
International Growth and Income Fund, Class R-6	24,796,918	1,051,389
		16,086,100
Equity-income funds 8%
The Income Fund of America, Class R-6	77,978,974	2,071,902
Capital Income Builder, Class R-6	26,925,802	2,054,977
		4,126,879
Balanced funds 13%
American Balanced Fund, Class R-6	113,721,068	4,213,366
American Funds Global Balanced Fund, Class R-6	64,609,581	2,568,877
		6,782,243
Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	264,066,250	2,532,395
American Funds Mortgage Fund, Class R-6	282,249,193	2,469,680
U.S. Government Securities Fund, Class R-6	206,809,041	2,469,300
Intermediate Bond Fund of America, Class R-6	125,652,701	1,580,711
American Funds Multi-Sector Income Fund, Class R-6	161,478,034	1,522,738
Capital World Bond Fund, Class R-6	61,180,575	996,020
American Funds Strategic Bond Fund, Class R-6	107,493,744	994,317
The Bond Fund of America, Class R-6	36,216,899	408,527
		12,973,688
Total investment securities 100% (cost: $42,256,987,000)		51,791,338
Other assets less liabilities 0%		(6,798)
Net assets 100%		$51,784,540
American Funds Target Date Retirement Series — Page 15 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 23%
AMCAP Fund, Class R-6	$2,933,792	$428,675	$297,192	$48,908	$80,414	$3,194,597	$18,317	$289,566
The Growth Fund of America, Class R-6	2,968,325	359,943	551,145	105,125	155,327	3,037,575	20,006	234,835
American Funds Global Insight Fund, Class R-6	1,861,892	27,515	55,005	14,288	197,100	2,045,790	23,281	—
SMALLCAP World Fund, Inc., Class R-6	1,934,812	55,523	124,309	16,521	84,224	1,966,771	18,769	—
New Perspective Fund, Class R-6	1,525,467	79,694	192,384	59,688	69,827	1,542,292	13,419	66,274
The New Economy Fund, Class R-6	84,739	6,161	69,481	37,213	(40,377)	18,255	92	6,070
New World Fund, Inc., Class R-6	85,039	2,753	69,921	26,048	(26,771)	17,148	867	1,886
						11,822,428
Growth-and-income funds 31%
American Mutual Fund, Class R-6	3,440,906	226,913	100,874	49,952	53,869	3,670,766	52,442	146,964
Capital World Growth and Income Fund, Class R-6	3,383,842	258,297	184,518	43,526	152,987	3,654,134	55,007	195,683
Fundamental Investors, Class R-6	2,974,150	298,536	450,665	73,253	76,489	2,971,763	32,719	265,817
Washington Mutual Investors Fund, Class R-6	2,484,382	238,164	108,799	41,213	2,773	2,657,733	31,461	206,703
The Investment Company of America, Class R-6	1,960,785	185,227	192,434	44,543	82,194	2,080,315	19,787	165,441
International Growth and Income Fund, Class R-6	929,161	27,937	27,956	9,081	113,166	1,051,389	21,268	6,669
						16,086,100
Equity-income funds 8%
The Income Fund of America, Class R-6	1,966,741	110,973	74,058	11,642	56,604	2,071,902	68,304	42,669
Capital Income Builder, Class R-6	1,903,580	98,256	56,629	12,631	97,139	2,054,977	54,631	43,625
						4,126,879
Balanced funds 13%
American Balanced Fund, Class R-6	3,878,231	316,995	114,027	34,232	97,935	4,213,366	75,753	210,754
American Funds Global Balanced Fund, Class R-6	2,382,494	186,219	70,257	15,514	54,907	2,568,877	47,446	81,435
						6,782,243
Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	2,379,849	266,102	149,287	(11,831)	47,562	2,532,395	54,598	—
American Funds Mortgage Fund, Class R-6	2,379,780	251,474	174,578	(16,579)	29,583	2,469,680	87,044	—
U.S. Government Securities Fund, Class R-6	2,387,081	249,114	179,135	(7,294)	19,534	2,469,300	82,583	—
Intermediate Bond Fund of America, Class R-6	1,398,672	213,686	44,724	1,312	11,765	1,580,711	49,664	—
American Funds Multi-Sector Income Fund, Class R-6	1,430,285	133,458	43,029	2,295	(271)	1,522,738	71,612	—
Capital World Bond Fund, Class R-6	906,908	126,825	46,303	(1,307)	9,897	996,020	28,850	—
American Funds Strategic Bond Fund, Class R-6(b)	906,908	120,179	56,713	775	23,168	994,317	10,876	—
The Bond Fund of America, Class R-6	—	408,661	4,373	103	4,136	408,527	5,301	—
						12,973,688
Total 100%				$610,852	$1,453,181	$51,791,338	$944,097	$1,964,391

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 16 of 27

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 16%	Shares	Value (000)
AMCAP Fund, Class R-6	62,450,525	$2,908,945
The Growth Fund of America, Class R-6	21,600,970	1,816,642
American Funds Global Insight Fund, Class R-6	59,042,622	1,566,401
New Perspective Fund, Class R-6	13,492,440	948,249
SMALLCAP World Fund, Inc., Class R-6	12,583,678	945,789
		8,186,026
Growth-and-income funds 27%
American Mutual Fund, Class R-6	58,932,862	3,544,812
Capital World Growth and Income Fund, Class R-6	49,440,836	3,514,749
Washington Mutual Investors Fund, Class R-6	40,267,453	2,599,667
The Investment Company of America, Class R-6	24,754,629	1,589,742
Fundamental Investors, Class R-6	17,745,021	1,587,292
International Growth and Income Fund, Class R-6	23,327,065	989,067
		13,825,329
Equity-income funds 9%
The Income Fund of America, Class R-6	81,228,467	2,158,241
Capital Income Builder, Class R-6	28,094,697	2,144,187
		4,302,428
Balanced funds 13%
American Balanced Fund, Class R-6	114,090,181	4,227,042
American Funds Global Balanced Fund, Class R-6	64,750,635	2,574,485
		6,801,527
Fixed income funds 35%
The Bond Fund of America, Class R-6	311,920,810	3,518,467
American Funds Inflation Linked Bond Fund, Class R-6	319,239,067	3,061,503
American Funds Mortgage Fund, Class R-6	284,866,662	2,492,583
Intermediate Bond Fund of America, Class R-6	197,608,376	2,485,913
U.S. Government Securities Fund, Class R-6	203,796,493	2,433,330
American Funds Multi-Sector Income Fund, Class R-6	161,664,265	1,524,494
American Funds Strategic Bond Fund, Class R-6	108,761,319	1,006,042
Capital World Bond Fund, Class R-6	61,053,094	993,944
American High-Income Trust, Class R-6	9,181,645	90,348
		17,606,624
Total investment securities 100% (cost: $42,546,068,000)		50,721,934
Other assets less liabilities 0%		(7,123)
Net assets 100%		$50,714,811
American Funds Target Date Retirement Series — Page 17 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 16%
AMCAP Fund, Class R-6	$3,004,066	$331,721	$541,372	$49,575	$64,955	$2,908,945	$18,302	$281,887
The Growth Fund of America, Class R-6	2,025,921	171,869	534,688	106,016	47,524	1,816,642	13,492	158,376
American Funds Global Insight Fund, Class R-6	1,538,668	19,204	157,211	24,360	141,380	1,566,401	19,203	—
New Perspective Fund, Class R-6	1,046,888	54,145	229,985	52,510	24,691	948,249	9,117	45,028
SMALLCAP World Fund, Inc., Class R-6	1,059,615	9,885	167,509	(22,466)	66,264	945,789	9,885	—
						8,186,026
Growth-and-income funds 27%
American Mutual Fund, Class R-6	3,538,996	211,714	306,492	63,044	37,550	3,544,812	52,468	149,136
Capital World Growth and Income Fund, Class R-6	3,449,339	258,403	381,891	41,849	147,049	3,514,749	55,033	199,470
Washington Mutual Investors Fund, Class R-6	2,549,474	238,128	232,716	48,498	(3,717)	2,599,667	31,481	206,647
The Investment Company of America, Class R-6	1,564,587	144,146	215,696	66,319	30,386	1,589,742	15,189	128,957
Fundamental Investors, Class R-6	1,561,415	154,959	209,481	55,496	24,903	1,587,292	17,026	137,933
International Growth and Income Fund, Class R-6	958,693	27,723	118,771	14,007	107,415	989,067	20,842	6,881
						13,825,329
Equity-income funds 9%
The Income Fund of America, Class R-6	2,003,005	126,179	43,071	10,970	61,158	2,158,241	70,022	43,456
Capital Income Builder, Class R-6	1,981,701	102,436	54,269	10,882	103,437	2,144,187	57,021	45,415
						4,302,428
Balanced funds 13%
American Balanced Fund, Class R-6	3,993,610	294,519	190,469	32,075	97,307	4,227,042	77,868	216,651
American Funds Global Balanced Fund, Class R-6	2,438,074	131,285	64,500	10,977	58,649	2,574,485	47,950	83,335
						6,801,527
Fixed income funds 35%
The Bond Fund of America, Class R-6	3,285,922	398,569	168,257	(15,179)	17,412	3,518,467	117,793	—
American Funds Inflation Linked Bond Fund, Class R-6	2,898,944	235,326	115,506	(7,935)	50,674	3,061,503	65,179	—
American Funds Mortgage Fund, Class R-6	2,398,651	169,895	88,478	(4,675)	17,190	2,492,583	87,219	—
Intermediate Bond Fund of America, Class R-6	2,382,398	177,891	94,368	(1,099)	21,091	2,485,913	80,202	—
U.S. Government Securities Fund, Class R-6	2,403,821	137,455	119,013	(7,796)	18,863	2,433,330	81,724	—
American Funds Multi-Sector Income Fund, Class R-6	1,463,577	90,148	31,048	1,500	317	1,524,494	71,966	—
American Funds Strategic Bond Fund, Class R-6(b)	949,619	70,861	39,126	821	23,867	1,006,042	9,261	—
Capital World Bond Fund, Class R-6	945,350	62,142	20,237	642	6,047	993,944	28,668	—
American High-Income Trust, Class R-6	—	90,513	749	8	576	90,348	2,145	—
						17,606,624
Total 100%				$530,399	$1,164,988	$50,721,934	$1,059,056	$1,703,172

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 18 of 27

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	34,919,408	$926,412
AMCAP Fund, Class R-6	18,859,659	878,483
The Growth Fund of America, Class R-6	16,978	1,428
New Perspective Fund, Class R-6	20,309	1,427
SMALLCAP World Fund, Inc., Class R-6	18,991	1,427
		1,809,177
Growth-and-income funds 24%
American Mutual Fund, Class R-6	32,294,049	1,942,487
Capital World Growth and Income Fund, Class R-6	26,514,502	1,884,916
Washington Mutual Investors Fund, Class R-6	25,165,503	1,624,685
Fundamental Investors, Class R-6	11,018,765	985,629
The Investment Company of America, Class R-6	15,242,935	978,901
International Growth and Income Fund, Class R-6	6,536,981	277,168
		7,693,786
Equity-income funds 14%
The Income Fund of America, Class R-6	103,961,003	2,762,244
Capital Income Builder, Class R-6	22,123,782	1,688,487
		4,450,731
Balanced funds 12%
American Balanced Fund, Class R-6	70,175,877	2,600,016
American Funds Global Balanced Fund, Class R-6	32,741,255	1,301,793
		3,901,809
Fixed income funds 45%
The Bond Fund of America, Class R-6	229,960,997	2,593,960
American Funds Inflation Linked Bond Fund, Class R-6	270,100,437	2,590,263
Intermediate Bond Fund of America, Class R-6	153,736,319	1,934,003
American Funds Mortgage Fund, Class R-6	220,711,254	1,931,223
U.S. Government Securities Fund, Class R-6	134,434,541	1,605,148
American Funds Multi-Sector Income Fund, Class R-6	141,168,604	1,331,220
American High-Income Trust, Class R-6	102,057,491	1,004,246
American Funds Strategic Bond Fund, Class R-6	104,337,056	965,118
Capital World Bond Fund, Class R-6	39,660,308	645,670
		14,600,851
Total investment securities 100% (cost: $28,236,672,000)		32,456,354
Other assets less liabilities 0%		(4,613)
Net assets 100%		$32,451,741
American Funds Target Date Retirement Series — Page 19 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
American Funds Global Insight Fund, Class R-6	$1,025,849	$12,481	$216,822	$35,321	$69,583	$926,412	$12,481	$—
AMCAP Fund, Class R-6	1,016,615	98,313	272,899	65,872	(29,418)	878,483	6,030	92,283
The Growth Fund of America, Class R-6	24,530	830	24,795	15,911	(15,048)	1,428	65	764
New Perspective Fund, Class R-6	24,530	505	24,105	15,702	(15,205)	1,427	85	420
SMALLCAP World Fund, Inc., Class R-6	24,530	91	23,555	(4,664)	5,025	1,427	91	—
						1,809,177
Growth-and-income funds 24%
American Mutual Fund, Class R-6	2,026,407	119,402	260,137	84,286	(27,471)	1,942,487	29,674	84,168
Capital World Growth and Income Fund, Class R-6	2,016,335	147,373	383,317	51,814	52,711	1,884,916	30,955	114,363
Washington Mutual Investors Fund, Class R-6	1,688,965	167,514	261,765	67,877	(37,906)	1,624,685	20,482	134,011
Fundamental Investors, Class R-6	1,017,161	115,127	200,905	73,433	(19,187)	985,629	10,868	87,684
The Investment Company of America, Class R-6	1,016,827	103,256	204,698	76,876	(13,360)	978,901	9,719	82,386
International Growth and Income Fund, Class R-6	353,901	9,321	124,943	27,855	11,034	277,168	6,788	2,533
						7,693,786
Equity-income funds 14%
The Income Fund of America, Class R-6	2,692,029	151,419	173,655	10,872	81,579	2,762,244	93,123	58,296
Capital Income Builder, Class R-6	1,701,608	86,727	190,599	17,722	73,029	1,688,487	47,731	38,996
						4,450,731
Balanced funds 12%
American Balanced Fund, Class R-6	2,745,103	193,897	420,992	45,522	36,486	2,600,016	50,986	142,912
American Funds Global Balanced Fund, Class R-6	1,384,240	72,444	189,233	23,742	10,600	1,301,793	25,910	46,534
						3,901,809
Fixed income funds 45%
The Bond Fund of America, Class R-6	2,644,692	116,147	167,243	(22,232)	22,596	2,593,960	89,394	—
American Funds Inflation Linked Bond Fund, Class R-6	2,654,289	98,135	196,481	(26,270)	60,590	2,590,263	59,392	—
Intermediate Bond Fund of America, Class R-6	1,978,348	72,434	132,516	(6,538)	22,275	1,934,003	64,048	—
American Funds Mortgage Fund, Class R-6	1,959,497	104,526	142,495	(20,249)	29,944	1,931,223	69,347	—
U.S. Government Securities Fund, Class R-6	1,649,090	66,768	117,992	(19,373)	26,655	1,605,148	54,841	—
American Funds Multi-Sector Income Fund, Class R-6	1,330,248	64,214	64,452	209	1,001	1,331,220	64,215	—
American High-Income Trust, Class R-6	965,238	61,419	26,460	935	3,114	1,004,246	49,636	—
American Funds Strategic Bond Fund, Class R-6(b)	956,886	71,805	89,030	(4,828)	30,285	965,118	8,797	—
Capital World Bond Fund, Class R-6	657,898	34,168	51,145	(6,507)	11,256	645,670	19,451	—
						14,600,851
Total 100%				$503,288	$390,168	$32,456,354	$824,109	$885,350

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 20 of 27

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth funds 3%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	9,782,289	$259,524
AMCAP Fund, Class R-6	2,847,592	132,641
		392,165
Growth-and-income funds 22%
American Mutual Fund, Class R-6	14,883,258	895,228
Capital World Growth and Income Fund, Class R-6	10,445,423	742,565
Washington Mutual Investors Fund, Class R-6	11,234,874	725,323
The Investment Company of America, Class R-6	7,007,917	450,049
Fundamental Investors, Class R-6	4,813,182	430,539
International Growth and Income Fund, Class R-6	4,403	187
		3,243,891
Equity-income funds 18%
The Income Fund of America, Class R-6	68,192,914	1,811,886
Capital Income Builder, Class R-6	11,755,110	897,150
		2,709,036
Balanced funds 12%
American Balanced Fund, Class R-6	31,805,298	1,178,386
American Funds Global Balanced Fund, Class R-6	15,170,111	603,164
		1,781,550
Fixed income funds 45%
The Bond Fund of America, Class R-6	107,623,008	1,213,987
American Funds Inflation Linked Bond Fund, Class R-6	123,908,518	1,188,283
Intermediate Bond Fund of America, Class R-6	74,563,537	938,009
American Funds Mortgage Fund, Class R-6	102,514,008	896,997
U.S. Government Securities Fund, Class R-6	56,341,506	672,717
American Funds Multi-Sector Income Fund, Class R-6	65,789,355	620,394
American High-Income Trust, Class R-6	47,710,139	469,468
American Funds Strategic Bond Fund, Class R-6	50,375,432	465,973
Capital World Bond Fund, Class R-6	18,659,081	303,770
Short-Term Bond Fund of America, Class R-6	4,673,121	44,722
		6,814,320
Total investment securities 100% (cost: $12,893,648,000)		14,940,962
Other assets less liabilities 0%		(2,309)
Net assets 100%		$14,938,653
American Funds Target Date Retirement Series — Page 21 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
American Funds Global Insight Fund, Class R-6	$318,422	$3,854	$92,747	$14,407	$15,588	$259,524	$3,854	$—
AMCAP Fund, Class R-6	160,521	15,266	48,491	15,362	(10,017)	132,641	941	14,325
						392,165
Growth-and-income funds 22%
American Mutual Fund, Class R-6	944,583	62,400	138,022	48,922	(22,655)	895,228	13,767	39,158
Capital World Growth and Income Fund, Class R-6	783,419	67,020	150,519	37,202	5,443	742,565	12,043	44,221
Washington Mutual Investors Fund, Class R-6	785,755	72,498	146,213	44,810	(31,527)	725,323	9,391	61,359
The Investment Company of America, Class R-6	469,836	44,234	93,518	39,908	(10,411)	450,049	4,476	37,938
Fundamental Investors, Class R-6	469,990	47,564	110,664	43,248	(19,599)	430,539	4,943	40,094
International Growth and Income Fund, Class R-6	2,187	10	2,005	575	(580)	187	6	4
						3,243,891
Equity-income funds 18%
The Income Fund of America, Class R-6	1,896,368	111,468	256,773	27,830	32,993	1,811,886	63,602	40,280
Capital Income Builder, Class R-6	951,087	47,715	150,458	26,852	21,954	897,150	26,209	21,506
						2,709,036
Balanced funds 12%
American Balanced Fund, Class R-6	1,261,505	89,434	209,266	19,914	16,799	1,178,386	23,480	65,954
American Funds Global Balanced Fund, Class R-6	635,631	33,292	81,423	2,218	13,446	603,164	11,913	21,379
						1,781,550
Fixed income funds 45%
The Bond Fund of America, Class R-6	1,265,117	43,957	95,079	(10,400)	10,392	1,213,987	42,005	—
American Funds Inflation Linked Bond Fund, Class R-6	1,267,976	28,382	123,474	(9,700)	25,099	1,188,283	28,085	—
Intermediate Bond Fund of America, Class R-6	947,390	40,807	57,623	(2,732)	10,167	938,009	30,657	—
American Funds Mortgage Fund, Class R-6	941,663	36,993	86,067	(5,816)	10,224	896,997	32,479	—
U.S. Government Securities Fund, Class R-6	783,940	26,532	140,679	(22,144)	25,068	672,717	24,328	—
American Funds Multi-Sector Income Fund, Class R-6	639,160	30,005	49,371	227	373	620,394	30,004	—
American High-Income Trust, Class R-6	483,917	23,539	39,974	(604)	2,590	469,468	23,537	—
American Funds Strategic Bond Fund, Class R-6(b)	469,756	15,686	31,606	(823)	12,960	465,973	3,871	—
Capital World Bond Fund, Class R-6	311,858	12,648	22,643	(3,046)	4,953	303,770	9,171	—
Short-Term Bond Fund of America, Class R-6	—	44,841	222	1	102	44,722	720	—
						6,814,320
Total 100%				$266,211	$113,362	$14,940,962	$399,482	$386,218

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 22 of 27

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	4,606,266	$277,067
Capital World Growth and Income Fund, Class R-6	3,120,475	221,835
Washington Mutual Investors Fund, Class R-6	2,944,524	190,099
The Investment Company of America, Class R-6	2,222,880	142,753
Fundamental Investors, Class R-6	992,657	88,793
		920,547
Equity-income funds 20%
The Income Fund of America, Class R-6	24,492,251	650,759
Capital Income Builder, Class R-6	3,832,183	292,472
		943,231
Balanced funds 11%
American Balanced Fund, Class R-6	9,034,117	334,714
American Funds Global Balanced Fund, Class R-6	4,437,318	176,428
		511,142
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	35,056,594	441,012
The Bond Fund of America, Class R-6	38,765,891	437,279
American Funds Inflation Linked Bond Fund, Class R-6	39,410,820	377,950
American Funds Mortgage Fund, Class R-6	33,319,899	291,549
Short-Term Bond Fund of America, Class R-6	26,662,446	255,160
American Funds Strategic Bond Fund, Class R-6	20,563,442	190,212
American Funds Multi-Sector Income Fund, Class R-6	19,862,899	187,307
American High-Income Trust, Class R-6	12,738,646	125,348
Capital World Bond Fund, Class R-6	5,211,101	84,837
U.S. Government Securities Fund, Class R-6	41,248	492
		2,391,146
Total investment securities 100% (cost: $4,120,919,000)		4,766,066
Other assets less liabilities 0%		(821)
Net assets 100%		$4,765,245
— Page 23 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6(b)	$1,325	$—	$1,370	$431	$(386)	$—	$—	$—
American Funds Global Insight Fund, Class R-6(b)	1,325	—	1,333	192	(184)	—	—	—
						—
Growth-and-income funds 19%
American Mutual Fund, Class R-6	298,815	23,614	53,574	18,794	(10,582)	277,067	4,322	12,374
Capital World Growth and Income Fund, Class R-6	247,868	20,080	58,708	16,435	(3,840)	221,835	3,728	13,824
Washington Mutual Investors Fund, Class R-6	199,186	21,448	34,247	11,298	(7,586)	190,099	2,402	15,695
The Investment Company of America, Class R-6	149,256	18,587	34,940	15,249	(5,399)	142,753	1,419	11,853
Fundamental Investors, Class R-6	99,881	10,687	26,839	12,781	(7,717)	88,793	1,035	8,382
						920,547
Equity-income funds 20%
The Income Fund of America, Class R-6	649,550	45,371	66,495	9,893	12,440	650,759	21,966	13,750
Capital Income Builder, Class R-6	301,225	15,373	40,193	7,944	8,123	292,472	8,327	6,767
						943,231
Balanced funds 11%
American Balanced Fund, Class R-6	351,218	24,693	52,147	7,310	3,640	334,714	6,504	18,189
American Funds Global Balanced Fund, Class R-6	200,346	10,373	38,941	2,625	2,025	176,428	3,659	6,714
						511,142
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	438,055	17,306	17,864	(719)	4,234	441,012	14,345	—
The Bond Fund of America, Class R-6	445,302	17,071	25,095	(2,677)	2,678	437,279	14,989	—
American Funds Inflation Linked Bond Fund, Class R-6	404,022	12,927	43,875	(3,915)	8,791	377,950	8,883	—
American Funds Mortgage Fund, Class R-6	298,157	11,755	19,748	(920)	2,305	291,549	10,402	—
Short-Term Bond Fund of America, Class R-6	233,155	23,776	2,510	51	688	255,160	7,950	—
American Funds Strategic Bond Fund, Class R-6(c)	194,699	5,485	14,946	(726)	5,700	190,212	1,639	—
American Funds Multi-Sector Income Fund, Class R-6	204,771	9,418	27,049	208	(41)	187,307	9,418	—
American High-Income Trust, Class R-6	156,045	7,057	38,221	(1,736)	2,203	125,348	7,057	—
Capital World Bond Fund, Class R-6	100,993	2,773	19,368	(2,947)	3,386	84,837	2,773	—
U.S. Government Securities Fund, Class R-6	14,938	97	14,545	(2,012)	2,014	492	97	—
						2,391,146
Total 100%				$87,559	$22,492	$4,766,066	$130,915	$107,548

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 7/31/2025.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

— Page 24 of 27

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2025
unaudited

Fund investments Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	3,112,020	$187,188
Washington Mutual Investors Fund, Class R-6	2,394,093	154,563
The Investment Company of America, Class R-6	1,713,628	110,049
Capital World Growth and Income Fund, Class R-6	1,544,264	109,782
Fundamental Investors, Class R-6	370,370	33,129
		594,711
Equity-income funds 25%
The Income Fund of America, Class R-6	26,368,261	700,604
Capital Income Builder, Class R-6	3,537,599	269,989
		970,593
Balanced funds 9%
American Balanced Fund, Class R-6	7,336,345	271,812
American Funds Global Balanced Fund, Class R-6	1,660,810	66,034
		337,846
Fixed income funds 51%
Intermediate Bond Fund of America, Class R-6	35,000,789	440,310
The Bond Fund of America, Class R-6	35,189,639	396,939
Short-Term Bond Fund of America, Class R-6	34,322,151	328,463
American Funds Mortgage Fund, Class R-6	32,476,550	284,170
American Funds Inflation Linked Bond Fund, Class R-6	27,851,032	267,091
American Funds Strategic Bond Fund, Class R-6	17,320,291	160,213
American Funds Multi-Sector Income Fund, Class R-6	10,726,073	101,147
		1,978,333
Total investment securities 100% (cost: $3,485,618,000)		3,881,483
Other assets less liabilities 0%		(512)
Net assets 100%		$3,880,971
American Funds Target Date Retirement Series — Page 25 of 27

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	$197,264	$19,448	$35,168	$11,028	$(5,384)	$187,188	$2,884	$8,183
Washington Mutual Investors Fund, Class R-6	157,559	24,778	31,065	8,051	(4,760)	154,563	1,928	12,524
The Investment Company of America, Class R-6	117,855	18,879	34,156	10,117	(2,646)	110,049	1,121	9,369
Capital World Growth and Income Fund, Class R-6	117,854	12,306	26,507	6,144	(15)	109,782	1,796	6,609
Fundamental Investors, Class R-6	39,323	5,642	13,633	5,140	(3,343)	33,129	406	3,318
						594,711
Equity-income funds 25%
The Income Fund of America, Class R-6	711,637	60,065	94,935	8,104	15,733	700,604	24,008	15,173
Capital Income Builder, Class R-6	276,654	15,488	36,759	6,866	7,740	269,989	7,690	6,295
						970,593
Balanced funds 9%
American Balanced Fund, Class R-6	275,998	27,489	40,603	3,660	5,268	271,812	5,184	14,506
American Funds Global Balanced Fund, Class R-6	79,250	4,422	19,182	3,428	(1,884)	66,034	1,415	2,663
						337,846
Fixed income funds 51%
Intermediate Bond Fund of America, Class R-6	436,332	39,778	39,212	(1,503)	4,915	440,310	14,093	—
The Bond Fund of America, Class R-6	396,282	32,270	31,677	(2,755)	2,819	396,939	13,345	—
Short-Term Bond Fund of America, Class R-6	317,945	31,017	21,431	(390)	1,322	328,463	10,321	—
American Funds Mortgage Fund, Class R-6	275,693	28,363	21,265	(2,381)	3,760	284,170	9,789	—
American Funds Inflation Linked Bond Fund, Class R-6	281,286	17,228	34,728	(2,006)	5,311	267,091	6,166	—
American Funds Strategic Bond Fund, Class R-6(b)	157,464	11,796	13,117	(590)	4,660	160,213	1,353	—
American Funds Multi-Sector Income Fund, Class R-6	123,158	6,590	28,453	186	(334)	101,147	5,350	—
American High-Income Trust, Class R-6(c)	4,660	17	4,686	578	(569)	—	17	—
Capital World Bond Fund, Class R-6(c)	4,279	3	4,230	(482)	430	—	3	—
						1,978,333
Total 100%				$53,195	$33,023	$3,881,483	$106,869	$78,640

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

(c)	Affiliated issuer during the reporting period but no longer held at 7/31/2025.
American Funds Target Date Retirement Series — Page 26 of 27

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
July 31, 2025, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-850-0925
American Funds Target Date Retirement Series — Page 27 of 27